THE ONE®

INCOME ANNUITYSM

Issued Through

RETIREMENT BUILDER

VARIABLE ANNUITY ACCOUNT

By

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 12, 2003

to the

Prospectus dated May 1, 2003

The following hereby amends, and to the extent inconsistent replaces, the corresponding Examples in the prospectus.

Example	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1,055.56	$1,613.71	$2,004.85	$2,133.07
If the policy is not surrendered.	$355.56	$1,013.71	$1,604.85	$2,133.07

This Prospectus Supplement must be accompanied

By the Prospectus for the

The One Income Annuity dated May 1, 2003